Contract Assets, Net (Tables)	12 Months Ended
Sep. 30, 2024
Contract Assets, Net [Abstract]
Schedule of Contract Assets, Net	Contract assets, net consisted of the following:
	As of September 30,
	2023	2024
	HK$	HK$
Contract assets	3,494,443	7,193,947
Less: allowance for credit loss	(307,040)	(750,000)
	3,187,403	6,443,947

Schedule of Movement of Provision for Allowance for Credit Loss of Contract Assets	Movement of provision for allowance for credit loss of contract assets is as follows:
	For the Years Ended September 30,
	2023	2024
	HK$	HK$
Balance at beginning of the year	—	307,040
Retrospective adjustment upon adoption of ASC 326	—	382,960
Provision for the year	307,040	60,000
Balance at end of the year	307,040	750,000